Segment Reporting - Long-lived Assets by Geographical Segments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
United States
Segment Reporting Information [Line Items]
Total long-lived assets	$ 4,110	$ 4,823
Italy
Segment Reporting Information [Line Items]
Total long-lived assets	1,444	1,398
France
Segment Reporting Information [Line Items]
Total long-lived assets	738	723
Germany
Segment Reporting Information [Line Items]
Total long-lived assets	601	573
Spain
Segment Reporting Information [Line Items]
Total long-lived assets	717	643
Canada
Segment Reporting Information [Line Items]
Total long-lived assets	149	557
Brazil
Segment Reporting Information [Line Items]
Total long-lived assets	217	294
China
Segment Reporting Information [Line Items]
Total long-lived assets	571	219
Other
Segment Reporting Information [Line Items]
Total long-lived assets	899	1,062
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Total long-lived assets	$ 9,446	$ 10,292